MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2024 (Unaudited)

Mutual Funds (97.5%)	Shares	Value

WCM Focused International Growth Class I	25,304	$ 643,999
Matthews Emerging Markets Small Companies Class I	21,999	560,310
Seafarer Overseas Growth and Income Inv Class	37,748	474,118
MFS International Equity R6	12,810	441,936
State Street Hedged International Developed Equity Index Class K	3,553	428,726
Driehaus Emerging Markets Small Cap Growth	21,019	428,575
Schwab Fundamental International Large Company Index	38,118	421,581
Wasatch Emerging Markets Select Class I	24,877	411,970
Federated Hermes International Leaders Class R6	10,513	400,435
Third Avenue Value Class I	5,696	399,157
Brown Capital Management International Small Company Inv Class	16,486	375,396
Vanguard Materials Index Adm Class	3,535	368,180
Cohen & Steers Real Estate Securities Class I	20,832	342,263
Vanguard Industrials Index Adm Class	2,474	310,254
MFS Global Real Estate Class R6	17,113	289,037
Fidelity International Small Cap	8,760	283,287
Hartford International Value Class I	14,961	275,284
Lazard Global Listed Infrastructure Portfolio	13,717	214,952
Fidelity Global Commodity Stock	10,510	196,111

Total Mutual Funds (Cost $ 6,382,715)		7,265,571

Short-Term Securities (2.1%)

Fidelity Institutional Government Money Market Class I (Cost $ 154,821)		154,821

Total Short-term Securities		154,821

Total Investments in Securities (Cost $ 6,537,536) (99.6%)		7,420,392

Net Other Assets and Liabilities (0.4%)		28,909

Net Assets (100%)		$ 7,449,301

As of March 31, 2024, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,382,715
Unrealized appreciation	897,927
Unrealized depreciation	15,071
Net unrealized appreciation	882,856

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

March 31, 2024 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2024:

MH Elite Select Portfolio of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 7,265,571	-	-	$ 7,265,571
Short Term Investments	154,821	-	-	154,821
Total Investments in Securities	$ 7,420,392	-	-	$ 7,420,392

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.